Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities
12.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2013	December 31, 2012
Employee related liabilities	383	397
Employee compensated absences	128	127
Taxes other than income taxes	85	71
Advances	32	45
Payables to equity-method investments	81	45
Obligations for capacity rights	3	1
Derivative instruments	4	1
Provision for restructuring	65	75
Current portion of pension	12	16
Royalties	37	39
Others	107	125

Total	937	942

The terms of the agreement for the inception of Numonyx, a company created in 2007 from the Company’s and Intel’s flash memory business key assets and sold in 2010 to Micron Technology Inc., included rights granted to Numonyx to use certain assets retained by the Company. As at December 31, 2013 and 2012 the value of such rights totaled $6 million and $14 million respectively, of which $3 million and $1 million respectively were reported as current liabilities.

Derivative instruments are further described in Note 23.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2013 and December 31, 2012.